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November 23, 2004




VIA EDGAR
---------

Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

Re:      MetLife Investors USA Separate Account A
         '33 Act File No. 033-07094
         '40 ACT FILE NO. 811-3365
         -------------------------

Dear Sir/Madam:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 22, 2004, to the Prospectus dated May 1, 2004 (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement to the Prospectus contained in Post-Effective Amendment No. 40 for the Account filed electronically with the Commission on November 18, 2004.

The text of the most recent amendment has been filed electronically.

Sincerely,

METLIFE INVESTORS USA SEPARATE ACCOUNT A



Richard C. Pearson
Executive Vice President and
  General Counsel